Expense Example - FidelityHedgedEquityFund-AMCIZPRO - FidelityHedgedEquityFund-AMCIZPRO - Fidelity Hedged Equity Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Hedged Equity Fund - Class I
Expense Example:
1 year	$ 57
3 years	194
5 years	346
10 years	788
Fidelity Advisor Hedged Equity Fund - Class Z
Expense Example:
1 year	51
3 years	177
5 years	317
10 years	726
Fidelity Advisor Hedged Equity Fund - Class C
Expense Example:
1 year	258
3 years	505
5 years	880
10 years	1,736
Fidelity Advisor Hedged Equity Fund - Class M
Expense Example:
1 year	453
3 years	688
5 years	944
10 years	1,677
Fidelity Advisor Hedged Equity Fund - Class A
Expense Example:
1 year	653
3 years	834
5 years	1,034
10 years	$ 1,609